Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	40.43%	36.43%
Average margin on CAPEX	23.50%	21.88%
Average pre-tax discount rate (WACC)	11.00%	10.38%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	21.94%	23.86%
Average margin on CAPEX	17.94%	9.89%
Average pre-tax discount rate (WACC)	4.39%	4.81%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	47.23%	48.64%
Average margin on CAPEX	16.17%	18.43%
Average pre-tax discount rate (WACC)	13.84%	17.66%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	38.81%	36.33%
Average margin on CAPEX	9.84%	7.93%
Average pre-tax discount rate (WACC)	11.85%	16.30%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	44.98%	39.83%
Average margin on CAPEX	11.65%	11.26%
Average pre-tax discount rate (WACC)	19.85%	24.45%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	32.51%	30.29%
Average margin on CAPEX	18.51%	19.95%
Average pre-tax discount rate (WACC)	8.86%	11.52%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	44.04%	45.36%
Average margin on CAPEX	25.03%	22.61%
Average pre-tax discount rate (WACC)	16.05%	18.01%
Chile [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	26.85%	25.91%
Average margin on CAPEX	18.00%	14.99%
Average pre-tax discount rate (WACC)	4.16%	6.62%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.58%	45.01%
Average margin on CAPEX	19.25%	17.14%
Average pre-tax discount rate (WACC)	17.27%	20.29%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	29.40%	22.13%
Average margin on CAPEX	10.90%	8.13%
Average pre-tax discount rate (WACC)	5.77%	8.36%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	7.40%	7.90%
Average margin on CAPEX	0.57%	0.61%
Average pre-tax discount rate (WACC)	6.41%	9.97%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	44.50%	41.51%
Average margin on CAPEX	19.30%	19.40%
Average pre-tax discount rate (WACC)	14.96%	22.08%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	52.40%	45.91%
Average margin on CAPEX	31.00%	23.96%
Average pre-tax discount rate (WACC)	34.75%	31.63%